Condensed Consolidated Balance Sheets(USD ($)) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 64,550	$ 2,802	$ 3,496
Accounts receivable - net	5,672	8,413	1,335
Inventories - net	8,765	7,485	4,431
Prepaid expenses and other current assets	2,346	1,543	854
Total current assets	81,333	20,243	10,116
Property and equipment - net	14,309	12,467	7,919
Deferred income taxes		178	374
Other noncurrent assets	476	187	206
Total assets	96,118	33,075	18,615
Current liabilities:
Line of credit		528
Demand note payable to member		8,666
Current portion of long-term debt	124	2,028	1,294
Current portion of capital and financing leases	507	920
Accounts payable	1,387	2,451	864
Accrued expenses and other current liabilities	4,660	4,436	3,625
Preferred unit dividends payable		1,437
Deferred income taxes		178	374
Deferred revenue and customer prepayments	1,980	4,281	4,938
Total current liabilities	8,658	24,925	11,095
Long-term debt - net of current portion	2,146	5,669	4,135
Capital and financing leases - net of current portion	722	1,949
Redeemable preferred units			18,984
Other noncurrent liabilities	398	491	0
Total liabilities	11,924	33,034	34,214
Commitments and contingencies
ExOne stockholders' / members' deficit:
Common stock	133
Additional paid-in capital	88,026
Accumulated deficit	(3,034)
Preferred units		18,984
Common units		10,000	10,000
Members' deficit		(31,355)	(27,485)
Accumulated other comprehensive loss	(931)	(174)	(220)
Total ExOne stockholders' / members' equity (deficit)	84,194	(2,545)	(17,705)
Noncontrolling interests		2,586	2,106
Total stockholders' / members' equity (deficit)	84,194	41	(15,599)
Total liabilities and stockholders' / members' equity (deficit)	$ 96,118	$ 33,075	$ 18,615